23. Salaries and social security taxes payable (Details Narrative) $ in Thousands	Dec. 31, 2018 ARS ($) Employees	Dec. 31, 2017 ARS ($) Employees
Salaries And Social Security Taxes Payable Details Narrative Abstract
Current future payment obligations	$ 10,200	$ 7,100
Noncurrent future payment obligations	14,900	5,000
Collective bargaining liabilities	$ 147,800	$ 171,700
Number of employees | Employees	4,878	4,789